Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 13, 2012
Document And Entity Information
Entity Registrant Name	Pulse Beverage Corp
Entity Central Index Key	0001420569
Document Type	10-Q
Document Period End Date	Sep 30, 2012
Amendment Flag	true
Amendment Description	Amendment to include XBRL
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		36,467,235
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012

Balance Sheets (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current Assets
Cash	$ 235,939	$ 87,918
Accounts receivable	405,847	21,302
Inventories	754,796	370,968
Prepaid expenses	96,642	46,907
Current portion of loan receivable - related party	5,034	4,885
Total Current Assets	1,498,258	531,980
Property and equipment, net of accumulated depreciation of $8,789 and $2,577	977,626	858,536
Other Assets
Loan receivable, net of current portion - related party	189,320	193,114
Intangible assets, net of accumulated amortization of $16,292 and $8,309	1,044,393	1,031,228
Total Other Assets	1,233,713	1,224,342
Total Assets	3,709,597	2,614,858
Current Liabilities
Accounts payable	427,114	189,483
Accrued liabilities	293,169	20,392
Short-term loan	250,000
Total Current Liabilities	970,283	209,875
Preferred Stock, 1,000,000 shares authorized, $0.001 par value, none issued
Common Stock, 100,000,000 shares authorized, $0.00001 par value 36,232,235 and 31,011,667 issued and outstanding, respectively	362	310
Additional Paid In Capital	5,917,868	3,403,543
Subscriptions	100,000	120,000
Deficit	(3,278,915)	(1,118,870)
'Total Stockholders' Equity	2,757,314	2,404,983
Total Liabilities and Stockholders' Equity	$ 3,709,597	$ 2,614,858

Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred Stock, authorized	1,000,000	1,000,000
Preferred Stock, issued	0	0
Common Stock, authorized	100,000,000	100,000,000
Common Stock, issued	36,232,235	31,011,667
Common Stock, outstanding	36,232,235	31,011,667
Accumulated Depreciation	$ 8,789	$ 2,577
Accumulated Amortization	$ 16,292	$ 8,309

Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Revenue, net	$ 801,947	$ 300	$ 2,058,421	$ 300
Cost of Sales	513,256	252	1,339,086	252
Gross Profit	288,691	48	719,335	48
Expenses
Advertising, in-store demos and displays	37,141	7,699	77,510	8,035
Advisory board and director fees	30,477	20,833	84,213	34,583
Amortization and depreciation	12,669	6,564	26,864	6,564
Commissions	1,797		3,676
Consulting fees	23,500	18,000	59,500	45,000
Freight-out	86,837		216,024
Office, insurance, rent and telephone	48,951	26,867	151,393	36,781
Professional fees	26,932	36,896	92,873	125,287
Regulatory fees	8,836	6,405	15,327	31,484
Salaries and benefits	247,272	83,525	607,835	140,369
Share-based compensation	345,305		1,002,384
Shareholder, broker and investor relations	113,754	38,570	377,832	89,631
Tradeshows	6,219	3,944	23,905	3,944
Travel	63,008	7,739	152,075	15,518
Total Operating Expenses	1,052,698	256,042	2,891,411	537,196
Net Loss Before Other Income	(764,007)	(255,994)	(2,172,076)	(537,403)
Other Income
Forgiveness of debt			10,971	36,018
Gain (loss) on foreign currency	(2,019)		(2,019)
Interest expense	(3,123)	(122)	(3,123)	(122)
Interest income	2,086	2,183	6,202	3,930
Total Other Income	(3,056)	2,061	12,031	39,826
Net Loss	$ (767,063)	$ (253,933)	$ (2,160,045)	$ (497,322)
Net Loss Per Share - Basic and Diluted	$ (0.02)	$ (0.01)	$ (0.06)	$ (0.02)
Weighted Average Shares Outstanding - Basic and Diluted	35,405,000	29,851,000	34,268,000	29,834,000

Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Operating Activities
Net loss	$ (2,160,045)	$ (497,322)
Less non-cash items:
Amortization and depreciation	26,863	6,564
Shares and options issued for services	1,103,101	74,283
Forgiveness of debt	(10,971)	(36,018)
Changes in operating assets and liabilities:
Increase in accounts receivable	(384,545)
Increase (decrease) in prepaid expenses	(27,504)	(49,627)
Increase (decrease) in inventories	(383,828)	(325,671)
Increase in accounts payable and accrued liabilities	557,123	243,836
Net Cash Used in Operating Activities	(1,279,806)	(583,955)
Investing Activities
Investment in note receivable - related party		(200,000)
Payment on note receivable - related party	3,645	811
Acquisition of property and equipment	(133,031)	(126,113)
Acquisition of intangible assets	(26,087)	(64,737)
Net Cash Used in Investing Activities	(155,473)	(390,039)
Financing Activities
Cash received in acquisition		56
Proceeds from short-term loans	250,000	20,000
Repayment of short-term loans		(85,442)
Proceeds from the sale of common stock, net of fees	1,233,300	1,000,244
Subscriptions	100,000	400,000
Net Cash Provided by Financing Activities	1,583,300	1,334,858
Increase in Cash	148,021	360,864
Cash - Beginning of Period	87,918
Cash - End of Period	235,939	360,864
Non-cash Financing and Investing Activities:
Acquisition of assets for common shares		1,618,020
Short-term loans and payables assumed in acquisition		167,165
Shares issued for services, debt and prepaid expenses	411,079	74,283
Supplemental Disclosures:
Interest paid		122
Income taxes paid

Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Subscriptions	Retained Earnings / Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2009
Net Loss	$ 0	$ 0	$ 0	$ 0	$ 0
Ending Balance at Dec. 31, 2010	35	149,015	0	(204,112)	(55,062)
Balance (in Shares) at Dec. 31, 2010	3,515,000
Shares issued as dividend	387	(387)	0	0	0
Shares issued as dividend (Shares)	38,665,000
Cancellation of shares	(267)	267	0	0	0
Cancellation of shares (Shares)	(26,660,000)
Shares issued for asset acquisition	133	1,617,887	0	0	1,618,020
Shares issued for asset acquisition (Shares)	13,280,000
Shares issued pursuant to $1 Unit offer	10	1,024,990	0	0	1,025,000
Shares issued pursuant to $1 Unit offer (Shares)	1,025,000
Shares issued for services	1	53,444	0	0	53,445
Shares issued for services (Shares)	70,000
Accounts payable settled with $0.50 Units	1	58,337	0	0	58,338
Accounts payable settled with $0.50 Units (Shares)	116,667
Shares issued pursuant to $0.50 Unit offer	10	499,990	0	0	500,000
Shares issued pursuant to $0.50 Unit offer (Shares)	1,000,000
Subscriptions	0	0	120,000	0	120,000
Subscription (Shares)	0
Net Loss	0	0	0	(914,758)	(914,758)
Ending Balance at Dec. 31, 2011	310	3,403,543	120,000	(1,118,870)	2,404,983
Balance (in Shares) at Dec. 31, 2011	31,011,667				31,011,667
Subscriptions			100,000		100,000
Shares issued pursuant to $0.30 Unit Private Placement received in 2011	4	119,996	(120,000)
Shares issued pursuant to $0.30 Unit Private Placement received in 2011 (Shares)	400,000
Accounts payable settled with $0.30 Units	3	92,897			92,900
Accounts payable settled with $0.30 Units (Shares)	309,664
Accrued expenses settled with shares		6,579			6,579
Accrued expenses settled with shares (Shares)	11,667
Shares issued for services and prepaid expenses	6	311,594			311,600
Shares issued for services and prepaid expenses (Shares)	617,571
Shares issued pursuant to $0.30 unit private placement	29	856,971			857,000
Shares issued pursuant to $0.30 unit private placement (Shares)	2,856,666
Shares issued pursuant to $0.40 Unit private placement	10	409,990			410,000
Shares issued pursuant to $0.40 Unit private placement (Shares)	1,025,000
Share issuance costs		(33,700)			(33,700)
Share issuance costs (Shares)
Share-based compensation		749,998			749,998
Share-based compensation (Shares)
Net Loss				(2,160,045)	(2,160,045)
Ending Balance at Sep. 30, 2012	$ 362	$ 5,917,868	$ 100,000	$ (3,278,915)	$ 2,757,314
Balance (in Shares) at Sep. 30, 2012	36,232,235				36,232,235

Nature of Operations	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
1.	Nature of Operations

Darlington Mines Ltd. (the “Company”) was incorporated in the State of Nevada on August 23, 2006. From August 23, 2006 to February 15, 2011 it was first, an exploration stage company, and recently a development stage company. On February 15, 2011 (the “Closing”) the Company closed a voluntary share exchange transaction (the “Share Exchange Transaction”) with The Pulse Beverage Corporation (“Pulse”) by and among the Company, Pulse and the stockholders of Pulse (the “Pulse Stockholders”). The Pulse Beverage Corporation manufactures and distributes Cabana™ 100% Natural Lemonade and plans to launch the PULSE® brand of beverages in late November 2012. Pulse became a wholly-owned subsidiary. On February 16, 2011 the Company’s name was changed to “The Pulse Beverage Corporation”.

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to the useful life and recoverability of long-lived assets, stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents

Cash and cash equivalents include cash on deposit in overnight deposit accounts and investments in money market accounts.

Accounts receivable

We evaluate the collectability of our trade accounts receivable based on a number of factors. In circumstances where we become aware of a specific customer’s inability to meet its financial obligations to us, a specific reserve for bad debts is estimated and recorded, which reduces the recognized receivable to the estimated amount we believe will ultimately be collected. In addition to specific customer identification of potential bad debts, bad debt charges are recorded based on our recent loss history and an overall assessment of past due trade accounts receivable outstanding. Accounts receivable is reported at the customers’ outstanding balances less any allowance for doubtful accounts.

Inventory

Inventories are stated at the lower of cost to manufacture the inventory or the current estimated market value of the inventory. We regularly review our inventory quantities on hand and record a provision for excess and obsolete inventory based primarily on our estimated forecast of product demand, production availability and/or our ability to sell the product(s) concerned. Demand for our products can fluctuate significantly. Factors that could affect demand for our products include unanticipated changes in consumer preferences, general market and economic conditions or other factors that may result in cancellations of advance orders or reductions in the rate of reorders placed by customers and/or continued weakening of economic conditions. Additionally, management’s estimates of future product demand may be inaccurate, which could result in an understated or overstated provision required for excess and obsolete inventory.

Long-Lived Assets

Management regularly reviews property and equipment and other long-lived assets, including certain definite-lived identifiable intangible assets, for possible impairment. This review occurs annually or more frequently if events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. If there is indication of impairment of property and equipment or amortizable intangible assets, then management prepares an estimate of future cash flows (undiscounted and without interest charges) expected to result from the use of the asset and its eventual disposition. If these cash flows are less than the carrying amount of the asset, an impairment loss is recognized to write down the asset to its estimated fair value. The fair value is estimated at the present value of the future cash flows discounted at a rate commensurate with management’s estimates of the business risks. No impairment indicators were identified as of September 30, 2012 or December 31, 2011.

Management believes that the accounting estimate related to impairment of its long-lived assets, including its trademarks (as discussed below), is a “critical accounting estimate” because: (1) the estimate is highly susceptible to change from period to period because it requires company management to make assumptions about cash flows and discount rates; and (2) the impact that recognizing an impairment would have on the assets reported on our consolidated balance sheet, as well as net income, could be material. Management’s assumptions about cash flows and discount rates require significant judgment because actual revenues and expenses have fluctuated in the past and are expected to continue to do so.

Intangibles

Intangibles are comprised primarily of trademarks that represent our exclusive ownership of Cabana™, PULSE® and Nutrition Made Simple®, all used in connection with the manufacture, sale and distribution of beverages. In accordance with ASC 350, we evaluate our trademarks annually for impairment or earlier if there is an indication of impairment. If there is an indication of impairment of identified intangible assets not subject to amortization, management compares the estimated fair value with the carrying amount of the asset. An impairment loss is recognized to write down the intangible asset to its fair value if it is less than the carrying amount. The fair value is calculated using the income approach. However, preparation of estimated expected future cash flows is inherently subjective and is based on management’s best estimate of assumptions concerning expected future conditions. Based on management’s impairment analysis performed for the nine months ended September 30, 2012, the estimated fair values of trademarks exceeded the carrying values.

Revenue Recognition

We recognize revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. Generally, ownership of and title to our products pass to customers upon delivery of the products to customers. Net sales have been determined after deduction of discounts, slotting fees and other promotional allowances in accordance with ASC 605-50. Management believes that adequate provision has been made for cash discounts, returns and spoilage based on our historical experience.

Cost of Sales

Cost of sales consists of the costs of raw materials utilized in the manufacture of products, co-packing fees, in-bound freight charges, as well as certain internal transfer costs, warehouse expenses incurred prior to the manufacture of our finished products and certain quality control costs. Raw materials account for the largest portion of the cost of sales. Raw materials include bottles, ingredients and packaging materials.

Operating Expenses

Operating expenses include selling expenses such as distribution expenses to transport products to customers (freight-out) and warehousing expenses after manufacture, as well as expenses for advertising, commissions, sampling and in-store demonstration costs, costs for merchandise displays and point-of-sale materials. Operating expenses also include payroll costs, travel costs, professional service fees including legal fees, insurance, postage, depreciation and other general and administrative costs.

Share-Based Compensation

The Company accounts for share-based compensation under the provisions of ASC 718. The Company records compensation expense for employee stock options based on the estimated fair value of the options on the date of grant using the Black-Scholes-Merton option pricing formula. The Company records compensation expense for non-employee stock options based on the estimated fair value of the options as of the earlier of (1) the date at which a commitment for performance by the non-employee to earn the stock option is reached or (2) the date at which the non-employee’s performance is complete, using the Black-Scholes-Merton option pricing formula. Stock-based compensation cost for restricted stock awards and restricted stock units is measured based on the closing fair market value of the Company’s common stock at the date of grant. In the event that the Company has the option and intent to settle a restricted stock unit in cash, the award is classified as a liability and revalued at each balance sheet date.

Recent Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not or are not believed by management to have a material impact on the Company's present or future financial statements.

Going Concern	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

3.	Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has an accumulated deficit of $3,278,915 since inception and has incurred start-up losses. These conditions give rise to doubt about the Company’s ability to continue as a going concern. These financial statements do not include adjustments relating to the recoverability and classification of reported asset amounts or the amount and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to obtain additional financing and to generate profits and positive cash flow. The Company will require a cash injection of an additional $2,000,000 over the next twelve months to continue to grow its Cabana™ 100% Natural Lemonade and launch its PULSE® brand of functional beverages. Management believes this additional capital will provide the Company the opportunity to be operationally cash flow positive over the next twelve months.

Accounts Receivable	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Accounts Receivable
4.	Accounts Receivable

Accounts receivable consist of the following:
	Carrying Value September 30, 2012 $	Carrying Value December 31, 2011 $
Trade accounts receivable	404,968	21,302
Employee advances	879	-
Less: Allowance for doubtful accounts	-	-
	405,847	21,302

Inventory	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventory
5.	Inventory

Inventory consists of the following:
	Carrying Value September 30, 2012 $	Carrying Value December 31, 2011 $
Finished goods	457,437	107,559
Work in process	-	3,061
Raw Materials	297,358	260,348
	754,795	370,968

Loan Receivable – Related party	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Loan Receivable - Related party

6.	Loan Receivable - Related party

Pursuant to a Letter Agreement dated December 24, 2010 between the Company and Catalyst Development Inc., (“Catalyst”) a company owned by the Company’s Chief of Product Development, the Company agreed to loan $200,000 to Catalyst. The loan bears interest at a rate of 4% per annum, is amortized over 25 years and matures on May 16, 2016 with a balloon payment due in the amount of $174,000. Between March 21, 2011 and May 26, 2011 the Company funded the entire $200,000 obligation pursuant to the Letter Agreement. In June 2011, Catalyst began paying the Company monthly principal and interest in the amount of $1,055. As of September 30, 2012, the remaining principal balance due is $194,354.

Property and Equipment and Intangible Assets	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment and Intangible Assets
7.	Property and Equipment and Intangible Assets

Property and equipment consists of the following:	Carrying Value September 30, 2012 $	Carrying Value December 31, 2011 $
Manufacturing equipment and molds	706,868	590,000
Display equipment	131,406	120,000
Office equipment and computers	29,570	26,113
Mobile display unit	126,300	125,000
Less: depreciation	(16,518)	(2,577)
Total Property and Equipment	977,626	858,536

Intangible assets consists of the following:	Carrying Value September 30, 2012 $	Carrying Value December 31, 2011 $
Formulations and manufacturing methods	731,039	720,488
Trademarks	127,675	112,139
Side panel statement rights	125,000	125,000
Patents	50,160	50,160
Website	31,750	31,750
Less: amortization	(21,231)	(8,309)
Total Intangible Assets	1,044,393	1,031,228

Short-term Loan	9 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Short-term Loan
8.	Short-term Loan
On July 17, 2012 the Company received $250,000 pursuant to a short-term bridge loan from an unrelated party. This loan is without interest and due on demand.

Common Stock	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock
9.	Common Stock

During the nine months ended September 30, 2012 the Company:

a)	issued a total of 305,220 $0.30 Units fair valued at $92,900 in advisory and business consulting fees owing to Advisory Board members a director and employee. A total of $29,166 was to settle amounts owing at December 31, 2011 and $63,734 was for services owing for the quarter ended March 31, 2012. Each $0.30 Unit consisted of one share and one five year share purchase warrant to acquire one common share at $0.45;

b)	issued a total of 21,666 shares of common stock pursuant to an Advisory Board Agreement. The fair valued of the shares issued totaled $11,579. A total of $6,579 was to settle accrued amounts owing at December 31, 2011 and $5,000 was for services owing for the quarter ended March 31, 2012;

c)	issued a total of 417,570 common shares, having a fair value of $200,000, pursuant to agreements for services. A total of $150,000 was charged to operations and $50,000 was recorded as a prepaid expense as at June 30, 2012;

d)	received $857,000 pursuant to the Company’s 2012 $0.30 Unit offering and issued a total of 2,856,666 $0.30 Units. Each $0.30 Unit consisted of one share and one five year share purchase warrant to acquire one common share at $0.45.

e)	issued a total of 400,000 $0.30 Units pursuant to $120,000 received prior to December 31, 2011;

f)	issued, between July 6, 2012 and September 13, 2012 a total of 1,025,000 Units at $0.40 per Unit for $410,000. Each Unit consisted of one share and one three year share purchase warrant to acquire one common share at $0.60 per share expiring in 2015. The Company has received $100,000 pursuant to our $0.40 Unit offering. These Units have not yet been issued;

g)	issued 40,000 shares of common stock valued at $23,600 pursuant to an Advisory Board Agreement to settle accrued amounts owing at June 30, 2012;

h)	issued a total of 150,000 common shares, having a total fair value of $83,000, pursuant to two agreements for services and charged to prepaid expenses. As at September 30, 2012 a total of $32,333 remained in prepaid expenses.

Warrants Outstanding	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Warrants Outstanding
10.	Warrants Outstanding

The following warrants are issued and outstanding as at September 30, 2012:

No. of Warrants	Exercise Price	Expiry Date
1,116,667	$.075	September 16, 2016 2016
497,220	$.045	January 25, 2017
350,000	$.045	February 9, 2017
1,200,000	$.045	February 23, 2017
203,333	$.045	March 5, 2017
600,000	$.045	March 29, 2017
320,000	$.045	April 30, 2017
395,777	$0.45	May 9, 2017
275,000	$.045	July 6, 2015
500,000	$.045	July 31, 2015
250,000	$.045	August 13, 2015
5,707,997

Share-based Compensation	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Share-based Compensation
11.	Share-based Compensation

On July 29, 2011, the Company adopted the 2011 Equity Incentive Plan (the “2011 Plan") under which the Company is authorized to grant up to a total of 4,500,000 shares of common stock. Further, the 2011 Plan authorizes the Board of Directors to grant options, restricted stock awards, performance stock awards and stock appreciation rights as compensation for services to the Company.

On April 27, 2012 the Company granted performance equity compensation awards to certain officers, directors and consultants (the “Performance Equity Recipients”). The Company is to issue 600,000 shares to Performance Equity Recipients on the basis of 600,000 shares for each 250,000 cases of any of the Company’s products sold to a maximum of 2,400,000 shares to be issued once 1,000,000 cases are sold. As at September 30, 2012 the Performance Equity Recipients have earned 485,000 shares. The Company has recorded this future share issuance commitment at $0.52 per share being the fair value of the shares on September 30, 2012. The Company recorded $72,386 ($252,386 YTD) as share-based compensation for the quarter ended September 30, 2012.

On April 27, 2012 the Company granted stock options under the 2011 Plan to certain officers, directors, employees and consultants to purchase 3,100,000 common shares at $0.50 per common share on or before April 30, 2017. A total of 25% vests immediately with a further 25% vesting on each of October 31, 2012, April 30, 2013 and October 31, 2013. During the quarter ended September 30, 2012, the Company recorded share-based compensation of $272,919 ($749,998 YTD).

The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model and the weighted average grant date fair values of stock options granted and vested during the nine months ended September 30, 2012 and 2011 were $0.37 and $nil per share, respectively.

The weighted average assumptions used for each of the nine months ended September 30, are as follows:

	2012	2011
Expected dividend yield	0%	–
Risk-free interest rate	0.26%	–
Expected volatility	104%	–
Expected option life (in years)	5.00	–

The following table summarizes the continuity of the Company’s stock options:

	Number of Options	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		$		$

Outstanding, December 31, 2011	–	–	–	–

Granted	3,100,000	0.50

Outstanding, September 30, 2012	3,100,000	0.50	4.84	279,000

Exercisable, September 30, 2012	775,000	0.50	4.84	69,750

A summary of the status of the Company’s non-vested stock options outstanding as of December 31, 2011, and changes during the nine months ended September 30, 2012 is presented below:

Non-vested stock options	Number of Options	Weighted Average Grant Date Fair Value
		$
Non-vested at December 31, 2011	–	–

Granted	3,100,000	0.37
Vested	(775,000)	0.37

Non-vested at September 30, 2012	2,325,000	0.37

As at September 30, 2012, there was $438,300 of unrecognized compensation cost related to non-vested stock option agreements expected to be recognized over a weighted average period of 1.33 years.

Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent Events

The Company has evaluated all subsequent events through the date these financial statements were issued and determined that there are no subsequent events to record and the following subsequent events to disclose:

a)	the Company received $90,000 and, on October 22, 2012, issued a total of 225,000 Units at $0.40 per Unit. Each Unit consisted of one share and one three year share purchase warrant to acquire one common share at $0.60 per share expiring in 2015;

b)	the Company issued 10,000 shares of common stock valued at $5,000 pursuant to an Advisory Board Agreement to settle accrued amounts owing at September 30, 2012.

Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to the useful life and recoverability of long-lived assets, stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and cash equivalents include cash on deposit in overnight deposit accounts and investments in money market accounts.

Accounts receivable
Accounts receivable

We evaluate the collectability of our trade accounts receivable based on a number of factors. In circumstances where we become aware of a specific customer’s inability to meet its financial obligations to us, a specific reserve for bad debts is estimated and recorded, which reduces the recognized receivable to the estimated amount we believe will ultimately be collected. In addition to specific customer identification of potential bad debts, bad debt charges are recorded based on our recent loss history and an overall assessment of past due trade accounts receivable outstanding. Accounts receivable is reported at the customers’ outstanding balances less any allowance for doubtful accounts.

Inventory
Inventory

Inventories are stated at the lower of cost to manufacture the inventory or the current estimated market value of the inventory. We regularly review our inventory quantities on hand and record a provision for excess and obsolete inventory based primarily on our estimated forecast of product demand, production availability and/or our ability to sell the product(s) concerned. Demand for our products can fluctuate significantly. Factors that could affect demand for our products include unanticipated changes in consumer preferences, general market and economic conditions or other factors that may result in cancellations of advance orders or reductions in the rate of reorders placed by customers and/or continued weakening of economic conditions. Additionally, management’s estimates of future product demand may be inaccurate, which could result in an understated or overstated provision required for excess and obsolete inventory.

Long-Lived Assets
Long-Lived Assets

Management regularly reviews property and equipment and other long-lived assets, including certain definite-lived identifiable intangible assets, for possible impairment. This review occurs annually or more frequently if events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. If there is indication of impairment of property and equipment or amortizable intangible assets, then management prepares an estimate of future cash flows (undiscounted and without interest charges) expected to result from the use of the asset and its eventual disposition. If these cash flows are less than the carrying amount of the asset, an impairment loss is recognized to write down the asset to its estimated fair value. The fair value is estimated at the present value of the future cash flows discounted at a rate commensurate with management’s estimates of the business risks. No impairment indicators were identified as of September 30, 2012 or December 31, 2011.

Management believes that the accounting estimate related to impairment of its long-lived assets, including its trademarks (as discussed below), is a “critical accounting estimate” because: (1) the estimate is highly susceptible to change from period to period because it requires company management to make assumptions about cash flows and discount rates; and (2) the impact that recognizing an impairment would have on the assets reported on our consolidated balance sheet, as well as net income, could be material. Management’s assumptions about cash flows and discount rates require significant judgment because actual revenues and expenses have fluctuated in the past and are expected to continue to do so.

Intangibles
Intangibles

Intangibles are comprised primarily of trademarks that represent our exclusive ownership of Cabana™, PULSE® and Nutrition Made Simple®, all used in connection with the manufacture, sale and distribution of beverages. In accordance with ASC 350, we evaluate our trademarks annually for impairment or earlier if there is an indication of impairment. If there is an indication of impairment of identified intangible assets not subject to amortization, management compares the estimated fair value with the carrying amount of the asset. An impairment loss is recognized to write down the intangible asset to its fair value if it is less than the carrying amount. The fair value is calculated using the income approach. However, preparation of estimated expected future cash flows is inherently subjective and is based on management’s best estimate of assumptions concerning expected future conditions. Based on management’s impairment analysis performed for the nine months ended September 30, 2012, the estimated fair values of trademarks exceeded the carrying values.

Revenue Recognition
Revenue Recognition

We recognize revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. Generally, ownership of and title to our products pass to customers upon delivery of the products to customers. Net sales have been determined after deduction of discounts, slotting fees and other promotional allowances in accordance with ASC 605-50. Management believes that adequate provision has been made for cash discounts, returns and spoilage based on our historical experience.

Cost of Sales
Cost of Sales

Cost of sales consists of the costs of raw materials utilized in the manufacture of products, co-packing fees, in-bound freight charges, as well as certain internal transfer costs, warehouse expenses incurred prior to the manufacture of our finished products and certain quality control costs. Raw materials account for the largest portion of the cost of sales. Raw materials include bottles, ingredients and packaging materials.

Operating Expenses
Operating Expenses

Operating expenses include selling expenses such as distribution expenses to transport products to customers (freight-out) and warehousing expenses after manufacture, as well as expenses for advertising, commissions, sampling and in-store demonstration costs, costs for merchandise displays and point-of-sale materials. Operating expenses also include payroll costs, travel costs, professional service fees including legal fees, insurance, postage, depreciation and other general and administrative costs.

Share-Based Compensation
Share-Based Compensation

The Company accounts for share-based compensation under the provisions of ASC 718. The Company records compensation expense for employee stock options based on the estimated fair value of the options on the date of grant using the Black-Scholes-Merton option pricing formula. The Company records compensation expense for non-employee stock options based on the estimated fair value of the options as of the earlier of (1) the date at which a commitment for performance by the non-employee to earn the stock option is reached or (2) the date at which the non-employee’s performance is complete, using the Black-Scholes-Merton option pricing formula. Stock-based compensation cost for restricted stock awards and restricted stock units is measured based on the closing fair market value of the Company’s common stock at the date of grant. In the event that the Company has the option and intent to settle a restricted stock unit in cash, the award is classified as a liability and revalued at each balance sheet date.

Recent Pronouncements
Recent Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not or are not believed by management to have a material impact on the Company's present or future financial statements.

Accounts Receivable (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Accounts Receivable
	Carrying Value September 30, 2012 $	Carrying Value December 31, 2011 $
Trade accounts receivable	404,968	21,302
Employee advances	879	-
Less: Allowance for doubtful accounts	-	-
	405,847	21,302

Inventory (Tables)	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventory
	Carrying Value September 30, 2012 $	Carrying Value December 31, 2011 $
Finished goods	457,437	107,559
Work in process	-	3,061
Raw Materials	297,358	260,348
	754,795	370,968

Property and Equipment and Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and equipment consists of the following:	Carrying Value September 30, 2012 $	Carrying Value December 31, 2011 $
Manufacturing equipment and molds	706,868	590,000
Display equipment	131,406	120,000
Office equipment and computers	29,570	26,113
Mobile display unit	126,300	125,000
Less: depreciation	(16,518)	(2,577)
Total Property and Equipment	977,626	858,536

Intangible Assets
Intangible assets consists of the following:	Carrying Value September 30, 2012 $	Carrying Value December 31, 2011 $
Formulations and manufacturing methods	731,039	720,488
Trademarks	127,675	112,139
Side panel statement rights	125,000	125,000
Patents	50,160	50,160
Website	31,750	31,750
Less: amortization	(21,231)	(8,309)
Total Intangible Assets	1,044,393	1,031,228

Warrants Outstanding (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Warrants Outstanding
No. of Warrants	Exercise Price	Expiry Date
1,116,667	$.075	September 16, 2016 2016
497,220	$.045	January 25, 2017
350,000	$.045	February 9, 2017
1,200,000	$.045	February 23, 2017
203,333	$.045	March 5, 2017
600,000	$.045	March 29, 2017
320,000	$.045	April 30, 2017
395,777	$0.45	May 9, 2017
275,000	$.045	July 6, 2015
500,000	$.045	July 31, 2015
250,000	$.045	August 13, 2015
5,707,997

Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Weighted Average Assumptions
	2012	2011
Expected dividend yield	0%	–
Risk-free interest rate	0.26%	–
Expected volatility	104%	–
Expected option life (in years)	5.00	–

Summary of the Continuity of the Company's Stock Options
	Number of Options	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		$		$

Outstanding, December 31, 2011	–	–	–	–

Granted	3,100,000	0.50

Outstanding, September 30, 2012	3,100,000	0.50	4.84	279,000

Exercisable, September 30, 2012	775,000	0.50	4.84	69,750

Non-vested Stock Options
Non-vested stock options	Number of Options	Weighted Average Grant Date Fair Value
		$
Non-vested at December 31, 2011	–	–

Granted	3,100,000	0.37
Vested	(775,000)	0.37

Non-vested at September 30, 2012	2,325,000	0.37

Going Concern (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit	$ (3,278,915)	$ (1,118,870)
Cash Investment Needed	$ 2,000,000

Accounts Receivable - Accounts Receivable (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Trade accounts receivable	$ 404,968	$ 21,302
Employee advances	879
Less: Allowance for doubtful accounts
Accounts Receivable Total	$ 405,847	$ 21,302

Inventory - Inventory (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Finished goods	$ 457,437	$ 107,559
Work in process		3,061
Raw Materials	297,358	260,348
Inventory Total	$ 754,796	$ 370,968

Loan Receivable - Related party (Details Narrative) (USD $)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Loan Receivable - Related party	$ (200,000)
Interest Per Year	4.00%
Ballon Payment	174,000
Principal and Interest (paid monthly)	1,055
Remaining Pricipal Balance	$ 194,354

Property and Equipment and Intangible Assets - Property and Equipment (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Manufacturing equipment and molds	$ 706,868	$ 590,000
Display equipment	131,406	120,000
Office equipment and computers	29,570	26,113
Mobile display unit	126,300	125,000
Less: depreciation	8,789	2,577
Total Property and Equipment	$ 977,626	$ 858,536

Property and Equipment and Intangible Assets - Intangible Assets (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Formulations and manufacturing methods	$ 731,039	$ 720,488
Trademarks	127,675	112,139
Side panel statement rights	125,000	125,000
Patents	50,160	50,160
Website	31,750	31,750
Less: amortization	16,292	8,309
Total Intangible Assets	$ 1,044,393	$ 1,031,228

Short-term Loan (Details Narrative) (USD $)	Jul. 17, 2012
Payables and Accruals [Abstract]
Short-term Bridge Loan	$ 250,000

Common Stock (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares Issued, advisory and business consulting fees	305,220
Unit Price, advisory and business consulting fees	$ 0.3
fair valued of the shares issued	$ 92,900
Settlement of Amounts Owing				29,166
Settlement for Services			63,734
Warrant Purchase Rights	Each $0.30 Unit consisted of one share and one five year share purchase warrant to acquire one common share at $0.45.
Share Price, Share Purchase Warrant Option	$ 0.45
Issued Shares, Advisory Board Agreement	21,666
Fair Value of the Shares Issued, Advisory Board Agreement	11,579
Settlement of Accrued Amounts Owing	5,000			6,579
Settlement for Services Owing			5,000
Issued Shares, Agreements for Services	417,570
fair valued of the shares issued, Agreement for Services	200,000
Share Value Charged to Operations	150,000
Share Value, Prepaid Expenses		50,000
Value Received for Shares, for Company's 2012 $0.30 Unit Offering	857,000
Shares Issued, Company's 2012 $0.30 Unit Offering	2,856,666
Share Price, Company's 2012 $0.30 Unit Offering	$ 0.3
Warrant Purchase Rights	Each $0.30 Unit consisted of one share and one five year share purchase warrant to acquire one common share at $0.45.
Share Price, Share Purchase Warrant Option	$ 0.45
Shares Issued Prior December 31, 2011 $0.30 Unit Offering	400,000
Share Price, Prior December 31, 2011 $0.30 Unit Offering	$ 0.3
Share Value Received, Prior December 31, 2011 $0.30 Unit Offering	120,000
Shares Issued Between July 6, 2012 and September 13, 2012 $0.40 Unit Offering	1,025,000
Share Price, July 6, 2012 and September 13, 2012 $0.40 Unit Offering	$ 0.4
Shares Value, July 6, 2012 and September 13, 2012 $0.40 Unit Offering	410,000
Warrant Purchase Rights	Each Unit consisted of one share and one three year share purchase warrant to acquire one common share at $0.60 per share expiring in 2015.
Shares Issued, Advisory Board Agreement	40,000
Shares Value, Advisory Board Agreement	23,600
Shares Issued, Two Agreements for Services	150,000
Shares Value, Two Agreements for Services	$ 83,000

Warrants Outstanding - Warrants Outstanding (Details)	Sep. 30, 2012	Sep. 16, 2016 $0.075	Apr. 30, 2017 $0.045	Mar. 29, 2017 $0.045	Mar. 05, 2017 $0.045	Feb. 23, 2017 $0.045	Feb. 09, 2017 $0.045	Jan. 25, 2017 $0.045	Aug. 13, 2015 $0.045	Jul. 31, 2015 $0.045	Jul. 06, 2015 $0.045	May 09, 2017 $0.45
No. of Warrants	5,707,997	1,116,667	320,000	600,000	203,333	1,200,000	350,000	497,220	250,000	500,000	275,000	395,777

Share-based Compensation - Weighted Average Assumptions (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Expected dividend yield	0.00%
Risk-free interest rate	0.26%
Expected volatility	104.00%
Expected option life (in years)	500.00%	0.00%

Share-based Compensation - Summary of the Continuity of the Company's Stock Options (Details) (USD $)	Sep. 30, 2012 Y	Dec. 31, 2011 Y
Outstanding
Number of Options	3,100,000	0
Weighted Average Exercise Price	$ 0.5	$ 0
Weighted - Average Remaining Contractual Term (years)	4.84	0
Aggregate Intrinsic Value	$ 279,000	$ 0
Granted
Number of Options	3,100,000
Weighted Average Exercise Price	$ 0.5
Exercisable
Number of Options	775,000
Weighted Average Exercise Price	$ 0.5
Weighted - Average Remaining Contractual Term (years)	4.84
Aggregate Intrinsic Value	$ 69,750

Share-based Compensation - Non-vested Stock Options (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Granted
Number of Options	3,100,000
Weighted Average Grant Date Fair Value	$ 0.37
Vested
Number of Options	(775,000)
Weighted Average Grant Date Fair Value	$ 0.37
Non-Vested
Number of Options	2,325,000	0
Weighted Average Grant Date Fair Value	$ 0.37	$ 0

Share-based Compensation (Details Narrative) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012 Y	Sep. 30, 2012 Y	Sep. 30, 2011	Apr. 27, 2012	Jul. 29, 2011
Accounting Policies [Abstract]
Shares Authorized Stock Option Plan					4,500,000
Performance Equity Recipients Terms				The Company is to issue 600,000 shares to Performance Equity Recipients on the basis of 600,000 shares for each 250,000 cases of any of the Company's products sold to a maximum of 2,400,000 shares to be issued once 1,000,000 cases are sold.
Share Based Compensation Earned	485,000	485,000
Share Based Compensation Share Price	$ 0.52	$ 0.52
Share Based Compensation Expense Value	$ 72,386	$ 252,386
Stock Option Plan Shares Authorized				3,100,000
Stock Option Plan Share Price				$ 0.5
Share Based Compensation	272,919	749,998
The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model and the weighted average grant date fair values of stock options granted and vested		$ 0.37	$ 0
Non-Vested Stock Option Agreements Unrecognized Cost	$ 711,220	$ 711,220
Non-Vested Stock Option Agreements Unrecognized Cost Weighted Average Period	1.34	1.34

Subsequent Events (Details Narrative) (USD $)	Oct. 22, 2012	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Shares Issued	225,000
Unit Offering	$ 0.4
Common Stock Value	$ 90,000	$ 362	$ 310
Shares Issued		10,000
Settlement of Accrued Amounts Owing		$ 5,000	$ 6,579